As filed with the Securities and Exchange Commission on March 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedules of Investments.

Alpha Defensive Growth Fund
Schedule of Investments
at December 31, 2012 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 67.01%
75,295	AQR Diversified Arbitrage Fund - Institutional Class	$831,257
40,826	The Arbitrage Fund - Institutional Class	521,351
179,074	BlackRock Emerging Markets Long/Short Equity Fund - Institutional Class	1,912,506
139,350	Driehaus Active Income Fund	1,486,862
223,143	Osterweis Strategic Income Fund - Institutional Class	2,599,616
190,641	PIMCO Real Return Fund - Institutional Class	2,339,158
230,069	RiverNorth/DoubleLine Strategic Income Fund - Institutional Class	2,581,376
152,703	TFS Market Neutral Fund *	2,385,225
	TOTAL ALTERNATIVE FUNDS (Cost $14,537,807)	14,657,351

	EQUITY FUNDS - 7.94%
141,527	Westwood Income Opportunity Fund - Institutional Class	1,736,540
	TOTAL EQUITY FUNDS (Cost $1,685,373)	1,736,540

	EXCHANGE-TRADED FUNDS - 7.11%
9,600	SPDR Gold Trust *	1,555,296
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,491,534)	1,555,296

	FIXED INCOME FUNDS - 15.92%
110,062	Payden Emerging Markets Bond Fund	1,700,458
133,516	Templeton Global Bond Fund - Advisor Class	1,781,099
	TOTAL FIXED INCOME FUNDS (Cost $3,348,538)	3,481,557

	MONEY MARKET FUNDS - 1.96%
429,243	Invesco STIT Liquid Assets Portfolio - Institutional Class, 0.15% +	429,243
	TOTAL MONEY MARKET FUNDS (Cost $429,243)	429,243
	Total Investments (Cost $21,492,495) - 99.94%	21,859,987
	Other Assets in Excess of Liabilities - 0.06%	12,069
	NET ASSETS - 100.00%	$21,872,056

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of December 31, 2012.

Alpha Opportunistic Growth Fund
Schedule of Investments
at December 31, 2012 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 54.64%
137,438	AQR Risk Parity Fund - Institutional Class	$1,579,158
125,289	FAMCO MLP & Energy Income Fund - Institutional Class	1,395,717
61,135	IVA Worldwide Fund - Institutional Class	972,051
169,709	PIMCO Real Return Asset Fund - Institutional Class	1,671,632
789,852	PIMCO Stockplus TR Short Strategy Fund - Institutional Class	2,906,655
117,533	RiverNorth Core Opportunity Fund	1,362,203
130,212	Robeco Boston Partners Long/Short Equity Fund - Institutional Class *	2,626,387
	TOTAL ALTERNATIVE FUNDS (Cost $12,639,393)	12,513,803

	EQUITY FUNDS - 25.11%
116,135	Aston/River Road Independent Value Fund - Institutional Class *	1,264,715
867,246	Wasatch Emerging Markets Small Cap Fund	2,436,961
82,230	The Weitz Funds - Partners III Opportunity Fund *	1,036,101
49,394	Yacktman Focused Fund	1,013,570
	TOTAL EQUITY FUNDS (Cost $5,469,855)	5,751,347

	EXCHANGE-TRADED FUNDS - 8.06%
113,500	iShares Gold Trust *	1,846,645
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,874,055)	1,846,645

	FIXED INCOME FUNDS - 9.82%
187,941	Stone Harbor Emerging Market Debt Fund - Institutional Class	2,249,649
	TOTAL FIXED INCOME FUNDS (Cost $2,155,765)	2,249,649

	MONEY MARKET FUNDS - 2.31%
528,139	Invesco STIT Liquid Assets Portfolio - Institutional Class, 0.15% +	528,139
	TOTAL MONEY MARKET FUNDS (Cost $528,139)	528,139
	Total Investments (Cost $22,667,207) - 99.94%	22,889,583
	Other Assets in Excess of Liabilities - 0.06%	12,519
	NET ASSETS - 100.00%	$22,902,102

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of December 31, 2012.

Alpha Capital Funds
Notes to Schedules of Investments
December 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Alpha Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Funds are unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2012:

Alpha Defensive Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$14,657,351	$-	$-	$14,657,351
Equity Funds	1,736,540	-	-	1,736,540
Exchange-Traded Funds	1,555,296	-	-	1,555,296
Fixed Income Funds	3,481,557	-	-	3,481,557
Money Market Funds	429,243	-	-	429,243
Total Investments	$21,859,987	$-	$-	$21,859,987

Alpha Opportunistic Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$12,513,803	$-	$-	$12,513,803
Equity Funds	5,751,347	-	-	5,751,347
Exchange-Traded Funds	1,846,645	-	-	1,846,645
Fixed Income Funds	2,249,649	-	-	2,249,649
Money Market Funds	528,139	-	-	528,139
Total Investments	$22,889,583	$-	$-	$22,889,583

Refer to the Funds’ Schedules of Investments for a detailed break-out of securities.  Transfers between levels are recognized at December 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Alpha Defensive Growth Fund

Cost of investments	$21,573,363

Gross unrealized appreciation	$369,075
Gross unrealized depreciation	(82,451)
Net unrealized appreciation	$286,624

Alpha Opportunistic Growth Fund

Cost of investments	$22,767,894

Gross unrealized appreciation	$453,177
Gross unrealized depreciation	(331,488)
Net unrealized appreciation	$121,689

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 2/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 2/28/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 2/28/2013

* Print the name and title of each signing officer under his or her signature.